Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [Abstract]
Schedule of disaggregated revenues
	For the years ended December 31,
	2020	2021	2022
Revenue from third parties:
Tuition fees	-	4,146,247	23,702,135
Comprehensive human resource services	-	-	7,840,844
Accommodation	-	228,526	5,920,364
Uniforms, learning materials and other campus necessities	2,632,611	1,986,186	3,992,076
Course design, development and training	-	-	3,675,953
Meals	660,020	2,014,151	2,544,884
Rental revenue	104,761	76,191	-
Others	12,699	61,691	751,615
Subtotal	3,410,091	8,512,992	48,427,871

Revenue from related party:
Rental revenue	1,668,572	906,667	754,285

Revenue from Affected Entity (1):
Rental revenue	15,284,572	14,152,381	-
Food procurement services	5,341,719	10,864,732	-
Subtotal	20,626,291	25,017,113	-
Total revenue	25,704,954	34,436,772	49,182,156

(1)	For the fiscal year ended December 31, 2020 and for the eight months ended August 31, 2021, the Group provides operation services including rental services and procurement services for Lianwai School. Although private schools providing compulsory education should not conduct any transaction with any related party under the Implementation Rules, to keep Lianwai School in continuing daily operation, the Group continued to provide essential services without recognizing any revenues relating to such activities to Lianwai School.